VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reserve for bad debts and allowances [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balances at beginning of period	$ 2,799	$ 2,735	$ 1,687
Charged to costs and expenses	574	1,657	1,665
Charged to other accounts
Charged to income	2,020	1,593	617
Charged to other accounts
Balances at end of period	1,353	2,799	2,735
Valuation allowances on deferred tax assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balances at beginning of period	152,659	152,062	201,376
Charged to costs and expenses		597	22,998
Charged to other accounts
Charged to income			65,572
Charged to other accounts	888		6,740
Balances at end of period	$ 151,771	$ 152,659	$ 152,062